Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Cost of Goods Sold (Details) - Cost of goods sold [Member] - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Goods Sold [Line Items]
Cost of materials	€ 12,307	€ 54,023
Personnel expenses	5,468	5,734
Depreciation and amortization	2,904	2,982
Other expenses	599	851
Total	€ 21,277	€ 63,590